Other Operating Income/(Loss), Net - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of other operating income [line items]
Gain on sale	₨ 2,186	$ 29	₨ (81)	₨ 1,144
Change in fair value of the callable units	1,233		(81)	992
Income tax relating to investment securities included in other comprehensive income	242		226	(230)
Consideration	1,652	$ 22	₨ 0	0
Denim group [member]
Disclosure of other operating income [line items]
Consideration	1,652
Cumulative gain loss on disposal of investments in equity method	953
Ensono holdings, llc [member]
Disclosure of other operating income [line items]
Cumulative gain loss on disposal of investments in equity instruments designated at fair value through other comprehensive income	1,252
Income tax relating to investment securities included in other comprehensive income	430
Consideration	₨ 5,628
Workday business [member]
Disclosure of other operating income [line items]
Gain on sale				₨ 152